Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Balance at beginning of year, loans receivable, related parties	$ 1,716	$ 2,029
Loans and Leases Receivable, Related Parties, Additions	174	442
Loans and Leases Receivable, Related Parties, Collections	(419)	(755)
Balance at end of year, loans receivable, related parties	1,471	1,716
Related Party Deposit Liabilities	$ 1,100	$ 2,300